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                                              OPPENHEIMERFUNDS
Denis Molleur                                 OppenheimerFunds, Inc.
Vice President                                Two World Trade Center, 34th Floor
and Associate Counsel                         New York, NY 10048-0203
                                              Tel 212 323 0200




                                             February 24, 1998



Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

          RE:  Oppenheimer Series Fund, Inc.  ("Registrant")
               Reg No. 2-75276
               File No.  811-3346

To the Securities and Exchange Commission:

        An electronic filing is hereby made on behalf of Oppenheimer LifeSpan Growth Fund, Oppenheimer LifeSpan Balanced Fund and Oppenheimer LifeSpan Income Fund, each a series of the Registrant ("LifeSpan Funds") pursuant to Rule 497(e) of the Securities Act of 1933, as amended. Such filing includes a supplement dated February 24, 1998 to the Prospectus of the LifeSpan Funds dated February 19, 1998.

        If there are any questions, please contact the undersigned.

                                            Sincerely,


                                            /s/ Denis Molluer
                                            ----------------------------
                                            Denis Molleur
                                            Vice President
                                            and Assistant  Counsel
                                            (212) 323-0560

cc:     Gordon Altman Butowsky Weitzen Shalov & Wein
        KPMG Peat Marwick  LLP
        Gloria LaFond
        Grace Loffredo


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                        OPPENHEIMER LIFESPAN GROWTH FUND
                       OPPENHEIMER LIFESPAN BALANCED FUND
                        OPPENHEIMER LIFESPAN INCOME FUND

                    Supplement dated February 24, 1998 to the
                       Prospectus dated Februrary 19, 1998

The Prospectus is changed as follows:

The following is added as the first paragraph under the heading "How To Buy Shares -- How Much Must You Invest?" on page 51:

      Shares of the Funds are not available for sale to new investors, including shares purchased by exchange from other Oppenheimer funds, lump-sum purchases, and purchases under an Asset Builder Plan (described on page
      53) or by reinvestment of dividends or distributions from other Oppenheimer funds, or under the "Reinvestment Privilege" (described on page 65). Existing Fund shareholders may purchase additional Fund shares through subsequent investments or reinvestment of a Fund's dividends or distributions, until such time as the reorganization of (i) LifeSpan Growth Fund with and into Oppenheimer Disciplined Value Fund, (ii) LifeSpan Balanced Fund with and into Oppenheimer Disciplined Allocation Fund, and (iii) LifeSpan Income Fund with and into Oppenheimer Bond Fund may close. The foregoing is subject to the right of each Fund and the Distributor, in their complete discretion, to modify or terminate the terms of this offer at any time without prior notice. The remaining sections of this Prospectus are hereby amended to conform to the terms of this offer.





February  24, 1998                                                   PS0305.010